Staff costs - Schedule of number of employees with disabilities (Details)	12 Months Ended
	Dec. 31, 2023 people	Dec. 31, 2022 employee	Dec. 31, 2021 employee
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	4,701	4,114	3,703
Spain
Disclosure of transactions between related parties [line items]
Employee with disabilities, threshold degree of disability	33.00%
Senior executives
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	18
Other executives
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	281
Other employees
Disclosure of transactions between related parties [line items]
Average number of employees with disabilities	4,402